WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.6%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 2.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$301,155	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,670,000	1,440,117	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000	445,185	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	673,918	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	620,219	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	576,387	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	340,000	315,806
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	540,000	538,502	(a)

Total Diversified Telecommunication Services				4,911,289

Entertainment - 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	652,043	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	581,516	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	640,000	662,503	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	350,000	298,935	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	132,666	(a)

Total Entertainment				2,327,663

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,500,000	1,265,040	(a)
Rackspace Technology Inc., Senior Secured Notes	3.500%	5/31/28	690,000	414,000	(a)(b)(c)

Total Interactive Media & Services				1,679,040

Media - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	476,661	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	593,231
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,560,000	2,665,169	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	401,022
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	356,281	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DirecTV Financing LLC/DirecTV Financing
Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	500,000	$472,285	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	283,791
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,204,868
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	602,775
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	749,925	(a)
Gray Television Inc., Senior Notes	5.375%	11/15/31	1,130,000	732,240	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	51,971	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	173,047	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	533,286	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	180,000	154,591	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	470,000	440,892	(a)

Total Media				9,892,035

Wireless Telecommunication Services - 2.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	568,018	(a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	610,000	638,028	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	220,000	191,996	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,430,000	1,431,270	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	529,668	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	950,000	1,148,102
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,220,771	(a)

Total Wireless Telecommunication Services				5,727,853

TOTAL COMMUNICATION SERVICES				24,537,880

CONSUMER DISCRETIONARY - 22.6%
Automobile Components - 1.2%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	30,000	29,671
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,400,000	1,215,266
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	224,714	(a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	590,000	605,159	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	670,000	698,591	(a)

Total Automobile Components				2,773,401

Automobiles - 2.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,120,000	3,381,095

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Co., Senior Notes	6.100%	8/19/32	20,000		$19,979
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,920,000		1,941,180	(a)

Total Automobiles					5,342,254

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550		749,718	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	777,003		865,387	(a)(d)

Total Distributors					1,615,105

Diversified Consumer Services - 1.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	568,000		541,262	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000		478,722	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000		878,780	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	480,000		348,782	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000		749,501	(a)

Total Diversified Consumer Services					2,997,047

Hotels, Restaurants & Leisure - 13.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	496,039	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000		303,654	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	920,000		840,531	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	970,000		994,492	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	620,000		625,027	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		1,232,076	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000		1,430,307	(a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000		539,775	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,470,000		1,604,687	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000		417,905	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000		1,088,735	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000		1,267,035
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.890%	7/16/35	1,232,000	GBP	1,173,850	(e)(f)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000		195,686	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,270,000		1,143,834	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	566,000		$534,165	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	170,000		184,283	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	470,000		463,159	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,040,000		1,066,880	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	740,000		731,894	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000		1,000,243	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000		1,669,035	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	930,000		1,006,645	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	1,040,000		960,731
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,190,000		1,238,153	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	1,530,000		1,535,043	(a)(c)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,274,390	(e)
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		172,757
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000		320,939	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000		297,165	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000		489,160	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000		790,396	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000		1,538,241	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		377,663	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000		1,094,881	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000		376,537	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		194,132	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		541,997	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000		254,022	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	390,000		368,168	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000		898,978	(a)

Total Hotels, Restaurants & Leisure					32,733,290

Household Durables - 0.1%
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000		313,858	(a)

Specialty Retail - 3.1%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000		267,523	(a)
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	850,000		855,581	(a)

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	$231,548	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	502,711	(a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	465,943	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000	381,321	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	352,800	(a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	741,574	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,770,000	1,376,455	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	451,604	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	400,000	399,120
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,370,000	1,312,323	(a)

Total Specialty Retail				7,338,503

TOTAL CONSUMER DISCRETIONARY				53,113,458

CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	332,080	(a)

Food Products - 0.4%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	560,000	552,216	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000	280,741	(a)

Total Food Products				832,957

TOTAL CONSUMER STAPLES				1,165,037

ENERGY - 13.7%
Energy Equipment & Services - 1.3%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	621,035	(a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	565,895	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	821,383	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,370,000	1,115,077	(a)

Total Energy Equipment & Services				3,123,390

Oil, Gas & Consumable Fuels - 12.4%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	770,000	734,544	(a)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,764,866	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	230,000	232,197	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,110,000	$1,102,352	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	79,370	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,640,000	1,643,346	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	534,414	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	740,000	775,126	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	51,713	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	447,512	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	600,000	605,316	(a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	158,128	(f)(g)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,251,013	(f)(g)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	710,000	686,123	(f)(g)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,570,000	1,670,364	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,269,765
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	396,993	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	930,000	999,699	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	800,000	797,673	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	559,020	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	900,000	878,216	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	910,000	922,258	(a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	196,115	(a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	730,000	713,982	(a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	800,000	886,764	(a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	996,581	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	149,471

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	$856,131
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	213,900	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	1,230,000	1,220,913	(a)(f)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	420,000	437,129
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,636,318
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	535,000	529,841	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	428,210	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	799,326	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	535,845	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	142,716	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,720,000	1,812,030	(a)

Total Oil, Gas & Consumable Fuels				29,115,280

TOTAL ENERGY				32,238,670

FINANCIALS - 9.6%
Banks - 3.0%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	858,774	(f)(g)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	445,415	(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	602,250	(a)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	706,661	(a)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	240,341	(a)(f)(g)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	663,018	(c)(f)(g)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	$725,583	(a)(f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	282,302	(f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	957,353	(f)(g)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	751,147	(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	776,901	(a)(f)

Total Banks				7,009,745

Capital Markets - 1.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	371,173	(f)(g)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	721,171	(a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	494,900	*(b)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	251,772	(a)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	480,000	486,482	(a)(c)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	220,611	(a)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	556,452	(a)(f)(g)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	493,504	(a)(f)

Total Capital Markets				3,596,065

Consumer Finance - 0.5%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	504,631	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	330,840	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	270,000	242,046	(a)

Total Consumer Finance				1,077,517

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 3.8%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	$528,846	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	451,365	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	777,925	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,783,942	1,696,975	(a)(d)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	1,490,000	1,555,292	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	811,000	747,052	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	560,000	565,018	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	317,959	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,205,015	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	415,526	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	92,838	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	651,088	(a)

Total Financial Services				9,004,899

Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	704,162	(a)(d)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	306,913	(a)

Total Insurance				1,011,075

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	538,448	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	$294,836	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	125,818	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				959,102

TOTAL FINANCIALS				22,658,403

HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	388,891	(a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	278,224	(a)

Total Health Care Equipment & Supplies				667,115

Health Care Providers & Services - 2.6%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	300,000	259,875	(a)(d)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	6,600	*(a)(h)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	824,709	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	37,601	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	846,785	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	690,000	703,490	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	726,652
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,443,846	(a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	413,031	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	720,000	662,827
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	289,835	(a)

Total Health Care Providers & Services				6,215,251

Health Care Technology - 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	286,804	(a)

Pharmaceuticals - 2.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	440,467	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	190,290	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	147,487	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000	189,109	*(a)(h)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	800,000	507,951	*(a)(h)

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	$372,707
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,160,000	2,057,400
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	213,033
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	703,045

Total Pharmaceuticals				4,821,489

TOTAL HEALTH CARE				11,990,659

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	690,000	697,384	(a)(c)
Bombardier Inc., Senior Notes	7.875%	4/15/27	430,000	430,817	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	650,000	659,825	(a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	970,000	1,017,297	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	940,000	952,414	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	482,723	(a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	350,000	352,624	(a)

Total Aerospace & Defense				4,593,084

Building Products - 0.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	230,229	(a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	356,415	(a)

Total Building Products				586,644

Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	520,000	518,849	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	730,000	647,494	(a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	437,734	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	940,000	961,366
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	648,309
GEO Group Inc., Secured Notes	10.500%	6/30/28	207,000	211,747
GEO Group Inc., Secured Notes	9.500%	12/31/28	1,460,000	1,458,040	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	830,000	850,012	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	140,000	$139,254	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	500,512	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	810,000	738,678	(a)

Total Commercial Services & Supplies				7,111,995

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	600,000	592,600	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	400,000	395,784	(a)
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	390,000	385,995	(a)

Total Construction & Engineering				1,374,379

Ground Transportation - 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	485,091	(a)
RXO Inc., Senior Notes	7.500%	11/15/27	120,000	124,028	(a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	372,922
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	305,246	(a)

Total Ground Transportation				1,287,287

Industrial Conglomerates - 0.1%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	340,000	297,473	(a)

Machinery - 1.1%
ATS Corp., Senior Notes	4.125%	12/15/28	790,000	721,732	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	357,223
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	456,142	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	556,462
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	489,507	(a)

Total Machinery				2,581,066

Marine Transportation - 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	570,000	567,258	(a)

Passenger Airlines - 2.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	625,724	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,020,327	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,860,000	1,820,715	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,240,000	897,921	(a)

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	$181,032	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,284,000	1,185,626	(a)

Total Passenger Airlines				5,731,345

Professional Services - 0.3%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	510,000	521,979	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	220,383	(a)

Total Professional Services				742,362

Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	475,216	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	382,363	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	590,000	532,955	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	830,000	804,386
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	640,000	566,185

Total Trading Companies & Distributors				2,761,105

TOTAL INDUSTRIALS				27,633,998

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.9%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,000,000	1,372,050	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	427,174	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	252,489	(a)

Total Communications Equipment				2,051,713

Electronic Equipment, Instruments & Components - 0.4%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	868,175	(a)

Software - 0.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	665,122	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	341,634	(a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	255,627	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	268,641	(a)

Total Software				1,531,024

Technology Hardware, Storage & Peripherals - 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	520,393	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	757,958	(a)

Total Technology Hardware, Storage & Peripherals				1,278,351

TOTAL INFORMATION TECHNOLOGY				5,729,263

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 5.0%
Chemicals - 0.2%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	118,012	$2,357	*(a)(h)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	347,923	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	200,000	187,124

Total Chemicals				537,404

Construction Materials - 0.8%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	330,146	(a)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	640,000	678,892	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	860,000	833,349	(a)

Total Construction Materials				1,842,387

Containers & Packaging - 1.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,870,000	801,838	(a)(d)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	162,661	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	730,000	717,554	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,130,000	981,727	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	319,378	(a)

Total Containers & Packaging				2,983,158

Metals & Mining - 2.7%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,750,000	1,815,735	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,280,000	1,218,529	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	370,000	353,819	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,398,136
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	183,317	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,390,000	1,365,392	(a)

Total Metals & Mining				6,334,928

TOTAL MATERIALS				11,697,877

REAL ESTATE - 2.6%
Diversified REITs - 0.6%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	915,670

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified REITs - (continued)
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	$340,155	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	238,758

Total Diversified REITs				1,494,583

Health Care REITs - 0.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	230,000	229,209
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	318,795
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	707,786

Total Health Care REITs				1,255,790

Hotel & Resort REITs - 0.8%
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000	156,497
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	1,046,247
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000	593,158

Total Hotel & Resort REITs				1,795,902

Real Estate Management & Development - 0.7%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	593,926	(a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	10.500%	1/15/28	520,543	532,963	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	370,972	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	113,578	(a)

Total Real Estate Management & Development				1,611,439

TOTAL REAL ESTATE				6,157,714

UTILITIES - 0.8%
Electric Utilities - 0.3%
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	735,033	(a)

Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	260,793	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	190,000	172,163	(a)

Total Gas Utilities				432,956

Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	582,786

TOTAL UTILITIES				1,750,775

TOTAL CORPORATE BONDS & NOTES (Cost - $205,931,357)				198,673,734

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 7.7%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	8.926%	4/15/34	250,000	$248,120	(a)(f)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.936%	4/15/34	250,000	249,008	(a)(f)
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	8.679%	1/20/35	250,000	251,281	(a)(f)
Clover CLO LLC, 2018-1A DR (3 mo. Term SOFR + 3.362%)	8.679%	4/20/32	280,000	280,707	(a)(f)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.217%	1/17/32	370,000	366,934	(a)(f)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.576%	10/15/29	520,000	520,285	(a)(f)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	12.079%	10/20/34	650,000	617,826	(a)(f)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.729%	4/20/31	1,575,000	1,575,792	(a)(f)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.428%	4/20/35	670,000	669,179	(a)(f)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	8.479%	7/20/29	250,000	250,921	(a)(f)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.230%	4/24/34	250,000	243,975	(a)(f)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.676%	7/15/34	250,000	239,829	(a)(f)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	8.614%	4/15/35	400,000	394,343	(a)(f)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.101%	4/19/34	160,000	149,200	(a)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.279%	7/20/31	250,000	246,980	(a)(f)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. Term SOFR + 6.762%)	12.076%	7/15/32	500,000	499,665	(a)(f)
Catskill Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 3.962%)	9.279%	4/20/29	1,000,000	1,001,205	(a)(f)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 6.762%)	12.076%	1/15/35	410,000	413,380	(a)(f)
Galaxy CLO Ltd., 2016-22A DRR (3 mo. Term SOFR + 3.612%)	8.926%	4/16/34	350,000	348,278	(a)(f)
GoldenTree Loan Management US CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	7.479%	4/20/30	500,000	501,891	(a)(f)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.076%	4/15/31	350,000	$340,664	(a)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.526%	4/15/31	250,000	235,924	(a)(f)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.279%	1/20/30	460,000	458,150	(a)(f)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.279%	1/20/33	350,000	354,516	(a)(f)
ICG US CLO Ltd., 2022-1A DJ (3 mo. Term SOFR + 5.730%)	11.048%	7/20/35	300,000	299,724	(a)(f)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.256%	10/15/31	750,000	728,742	(a)(f)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.536%	7/25/34	500,000	502,802	(a)(f)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	7.926%	10/15/30	250,000	251,083	(a)(f)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.109%	1/20/32	500,000	485,157	(a)(f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.696%	7/15/31	250,000	239,206	(a)(f)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.476%	4/15/34	900,000	875,910	(a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2018-28A D (3 mo. Term SOFR + 3.112%)	8.429%	4/20/30	410,000	408,048	(a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. Term SOFR + 3.112%)	8.410%	10/18/29	250,000	248,210	(a)(f)
Oaktree CLO Ltd., 2022-2A DR (3 mo. Term SOFR + 4.500%)	9.814%	7/15/33	600,000	603,196	(a)(f)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.026%	10/13/31	300,000	282,816	(a)(f)
Octagon Ltd., 2021-1A D (3 mo. Term SOFR + 3.362%)	8.679%	7/20/34	490,000	482,827	(a)(f)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	11.926%	7/15/34	250,000	251,982	(a)(f)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.714%	4/15/31	270,000	273,018	(a)(f)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.829%	7/20/34	310,000	305,979	(a)(f)
Symphony CLO Ltd., 2020-22A D (3 mo. Term SOFR + 3.412%)	8.710%	4/18/33	825,000	818,844	(a)(f)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	9.171%	4/19/34	250,000	$247,712	(a)(f)
Trinitas CLO Ltd., 2023-26A D (3 mo. Term SOFR + 4.500%)	9.818%	1/20/35	250,000	252,961	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,352,904)				18,016,270

SENIOR LOANS - 3.7%
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.3%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.326%	5/6/30	498,750	499,765	(f)(i)(j)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.574%	3/30/27	330,650	331,849	(f)(i)(j)

Total Automobile Components				831,614

Diversified Consumer Services - 0.2%
Adtalem Global Education Inc., 2024 Repricing Term Loan (1 mo. Term SOFR + 3.500%)	8.826%	8/12/28	230,020	230,811	(f)(i)(j)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.941%	4/13/28	256,000	134,881	(f)(i)(j)

Total Diversified Consumer Services				365,692

Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.610%	3/8/24	434,250	430,721	(f)(i)(j)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.070%	4/14/29	246,250	246,840	(f)(i)(j)

Total Hotels, Restaurants & Leisure				677,561

Specialty Retail - 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.430%	6/19/26	663,413	662,448	(f)(i)(j)

TOTAL CONSUMER DISCRETIONARY				2,537,315

FINANCIALS - 0.3%
Financial Services - 0.2%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.576%	7/29/30	246,900	246,987	(f)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.360%	4/7/28	200,000	199,125	(f)(i)(j)

Total Financial Services				446,112

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.1%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.426%	8/19/28	306,125	$304,255	(f)(i)(j)

TOTAL FINANCIALS				750,367

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.600%)	9.913%	11/15/28	287,100	156,111	(f)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.324%	2/18/27	549,538	298,811	(f)(i)(j)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.087%	11/16/28	225,067	225,506	(f)(i)(j)

Total Health Care Providers & Services				680,428

Health Care Technology - 0.2%
Cotiviti Holdings Inc., Term Loan	—	2/24/31	470,000	468,825	(k)

TOTAL HEALTH CARE				1,149,253

INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.423%	4/11/29	307,675	283,173	(f)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.441%	8/27/25	246,212	246,700	(f)(i)(j)

Total Commercial Services & Supplies				529,873

Ground Transportation - 0.1%
Carriage Purchaser Inc., Term Loan B (1 mo. Term SOFR + 4.364%)	9.691%	9/29/28	246,222	246,337	(f)(i)(j)

Passenger Airlines - 0.1%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/22/31	280,000	280,175	(f)(i)(j)(l)

Professional Services - 0.4%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.676%	3/17/28	772,369	777,560	(f)(i)(j)

TOTAL INDUSTRIALS				1,833,945

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.250%)	9.676%	11/29/25	134,595	131,328	(f)(i)(j)

Software - 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.326%	10/16/26	483,718	480,833	(f)(i)(j)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.326%	2/19/29	790,000	$723,130	(f)(i)(j)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.948%	2/10/27	90,347	90,121	(f)(i)(j)(l)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.948%	2/10/27	157,089	156,697	(f)(i)(j)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.176%	2/1/28	245,419	245,981	(f)(i)(j)

Total Software				1,696,762

TOTAL INFORMATION TECHNOLOGY				1,828,090

MATERIALS - 0.2%
Construction Materials - 0.0%††
Smyrna Ready Mix Concrete LLC, New Term Loan B (1 mo. Term SOFR + 3.500%)	8.820%	4/2/29	127,912	128,391	(f)(i)(j)(l)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,239	479,237	(b)(i)(j)(l)

TOTAL MATERIALS				607,628

TOTAL SENIOR LOANS (Cost - $9,151,528)				8,706,598

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	240,000	237,012
DISH Network Corp., Senior Notes	3.375%	8/15/26	950,000	566,437

TOTAL COMMUNICATION SERVICES				803,449

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	332,865

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	623,700

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	244,012	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,318,626)				2,004,026

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Equitrans Midstream Corp. (9.750% to 3/31/24 then 3 mo. USD LIBOR + 8.150%)	9.750%		32,604	$713,213	(f)
MPLX LP	9.538%		7,923	299,093	(b)(l)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $982,937)				1,012,306

		MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,000,142	777,555	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000	19,438	(e)

TOTAL SOVEREIGN BONDS (Cost - $893,381)				796,993

			SHARES/UNITS
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			819,262,754	0	*(b)(l)(m)

Oil, Gas & Consumable Fuels - 0.3%
Berry Corp.			35,911	253,172
Chord Energy Corp.			1,925	312,716
Permian Production Partners LLC			21,667	14,084	(b)(l)

Total Oil, Gas & Consumable Fuels				579,972

TOTAL ENERGY				579,972

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	86,344	*(b)(l)

TOTAL COMMON STOCKS (Cost - $7,081,682)				666,316

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $14,372)		5/28/28	15,010	6,079	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $243,726,787)				229,882,322

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $898,532)	5.272%	898,532	$898,532	(n)(o)

TOTAL INVESTMENTS - 98.2% (Cost - $244,625,319)			230,780,854
Other Assets in Excess of Liabilities - 1.8%			4,152,361

TOTAL NET ASSETS - 100.0%			$234,933,215

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on this security is currently in default as of February 29, 2024.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of February 29, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $898,532 and the cost was $898,532 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	6/24	$8,116,514	$8,124,875	$8,361

At February 29, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	2,032,902	USD	2,240,220	Citibank N.A.	4/19/24	$(38,465)
GBP	1,477,000	USD	1,882,968	Morgan Stanley & Co. Inc.	4/19/24	(17,982)

Net unrealized depreciation on open forward foreign currency contracts						$(56,447)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	$460,000	12/20/28	3.929%	5.000% quarterly	$19,318	$(814)	$20,132
Delta Air Lines Inc., 7.375%, due 1/15/26	1,570,500	12/20/28	1.534%	5.000% quarterly	229,127	227,462	1,665
Ford Motor Co., 4.346%, due 12/8/26	1,320,000	6/20/29	1.666%	5.000% quarterly	201,246	201,361	(115)
Nabors Industries Inc., 5.750%, due 2/1/25	1,523,000	12/20/28	5.930%	1.000% quarterly	(277,586)	(308,932)	31,346
Nordstrom Inc., 6.950%, due 3/15/28	1,020,000	12/20/28	3.574%	1.000% quarterly	(105,111)	(138,047)	32,936
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	0.488%	1.000% quarterly	8,959	(16,949)	25,908

Total	$6,693,500				$75,953	$(35,919)	$111,872

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2024 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
General Motors Co., 4.200%, due 10/1/27	$520,000	6/20/29	1.337%	5.000% quarterly	$(88,067)	$(87,695)	$(372)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	460,000	6/20/27	1.979%	5.000% quarterly	(41,605)	(5,502)	(36,103)
Macy’s Retail Holdings LLC, 4.500%, due 12/15/34	1,020,000	12/20/28	3.310%	1.000% quarterly	94,926	128,008	(33,082)
Southwest Airlines Co., 5.125%, due 6/15/27	1,570,500	12/20/28	0.679%	1.000% quarterly	(21,681)	7,684	(29,365)
Transocean Inc., 8.000%, due 2/1/27	1,523,000	12/20/28	4.662%	1.000% quarterly	219,322	222,849	(3,527)

Total	$5,093,500				$162,895	$265,344	$(102,449)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.41 Index	$5,727,150	12/20/28	5.000% quarterly	$363,419	$245,217	$118,202

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2024 Quarterly Report	25

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

Western Asset High Yield Fund 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Western Asset High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$198,673,734	—	$198,673,734
Asset-Backed Securities	—	18,016,270	—	18,016,270
Senior Loans:
Industrials	—	1,553,770	$280,175	1,833,945
Information Technology	—	1,581,272	246,818	1,828,090
Materials	—	—	607,628	607,628
Other Senior Loans	—	4,436,935	—	4,436,935
Convertible Bonds & Notes	—	2,004,026	—	2,004,026
Convertible Preferred Stocks:
Energy	—	713,213	299,093	1,012,306
Sovereign Bonds	—	796,993	—	796,993
Common Stocks:
Energy	$565,888	—	14,084	579,972
Materials	—	—	86,344	86,344
Warrants	6,079	—	—	6,079

Total Long-Term Investments	571,967	227,776,213	1,534,142	229,882,322

Short-Term Investments†	898,532	—	—	898,532

Total Investments	$1,470,499	$227,776,213	$1,534,142	$230,780,854

Other Financial Instruments:
Futures Contracts††	$8,361	—	—	$8,361
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	$111,987	—	111,987
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	118,202	—	118,202

Total Other Financial Instruments	$8,361	$230,189	—	$238,550

Total	$1,478,860	$228,006,402	$1,534,142	$231,019,404

Western Asset High Yield Fund 2024 Quarterly Report	29

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$56,447	—	$56,447
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	115	—	115
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	102,449	—	102,449

Total	—	$159,011	—	$159,011

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$23,034,264	23,034,264	$22,135,732	22,135,732	—	$28,257	—	$898,532

30	Western Asset High Yield Fund 2024 Quarterly Report